Condensed Consolidating Financial Information (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Separate condensed consolidating financial information of Tesoro Corporation (the “Parent”), subsidiary guarantors and non-guarantors is presented below. At March 31, 2015, Tesoro and certain subsidiary guarantors have fully and unconditionally guaranteed our 4.250% Senior Notes due 2017, 5.375% Senior Notes due 2022, and 5.125% Senior Notes due 2024. TLLP, in which we had a 36% ownership interest as of March 31, 2015, and other subsidiaries have not guaranteed these obligations. As a result of these guarantee arrangements, we are required to present the following condensed consolidating financial information, which should be read in conjunction with the accompanying condensed consolidated financial statements and notes thereto. This information is provided as an alternative to providing separate financial statements for guarantor subsidiaries. Separate financial statements of Tesoro’s subsidiary guarantors are not included because the guarantees are full and unconditional and these subsidiary guarantors are 100% owned and are jointly and severally liable for Tesoro’s outstanding senior notes. The information is presented using the equity method of accounting for investments in subsidiaries. Certain intercompany and intracompany transactions between subsidiaries are presented gross and eliminated in the eliminations column. Additionally, the results of operations of the Hawaii Business have been reported as discontinued operations in these condensed consolidating statements of operations and comprehensive income for the three months ended March 31, 2015 and 2014.
Condensed Consolidating Statement of Operations
for the Three Months Ended March 31, 2015
(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantors	Eliminations	Consolidated
Revenues	$—	$6,999	$914	$(1,450)	$6,463
Costs and Expenses:
Cost of sales	—	5,993	661	(1,314)	5,340
Operating, selling, general and administrative expenses	4	609	123	(136)	600
Depreciation and amortization expense	—	134	45	—	179
Loss on asset disposals and impairments	—	4	—	—	4
Operating Income (Loss)	(4)	259	85	—	340
Equity in earnings of subsidiaries	157	16	—	(173)	—
Interest and financing costs, net	(11)	(18)	(26)	—	(55)
Other income (expense), net	—	(4)	3	—	(1)
Earnings Before Income Taxes	142	253	62	(173)	284
Income tax expense (benefit) (a)	(3)	95	4	—	96
Net Earnings	145	158	58	(173)	188
Less: Net earnings from continuing operations attributable to noncontrolling interest	—	—	43	—	43
Net Earnings Attributable to Tesoro Corporation	$145	$158	$15	$(173)	$145

Comprehensive Income
Total comprehensive income	$145	$158	$58	$(173)	$188
Less: Noncontrolling interest in comprehensive income	—	—	43	—	43
Comprehensive Income Attributable to Tesoro Corporation	$145	$158	$15	$(173)	$145
_________________

(a)
The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.

Condensed Consolidating Statement of Operations
for the Three Months Ended March 31, 2014
(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantors	Eliminations	Consolidated
Revenues	$—	$11,564	$1,610	$(3,241)	$9,933
Costs and Expenses:
Cost of sales	—	10,664	1,476	(3,192)	8,948
Operating, selling, general and administrative expenses	1	612	58	(49)	622
Depreciation and amortization expense	—	113	17	—	130
Gain on asset disposals and impairments	—	(1)	(4)	—	(5)
Operating Income (Loss)	(1)	176	63	—	238
Equity in earnings of subsidiaries (a)	86	14	—	(100)	—
Interest and financing costs, net	(8)	(59)	(18)	8	(77)
Other income (expense), net	—	(1)	8	(8)	(1)
Earnings Before Income Taxes	77	130	53	(100)	160
Income tax expense (benefit) (b)	(1)	51	6	—	56
Net Earnings from Continuing Operations	78	79	47	(100)	104
Loss from discontinued operations, net of tax	—	(1)	—	—	(1)
Net Earnings	78	78	47	(100)	103
Less: Net earnings from continuing operations attributable to noncontrolling interest	—	—	25	—	25
Net Earnings Attributable to Tesoro Corporation	$78	$78	$22	$(100)	$78

Comprehensive Income
Total comprehensive income	$78	$78	$47	$(100)	$103
Less: Noncontrolling interest in comprehensive income	—	—	25	—	25
Comprehensive Income Attributable to Tesoro Corporation	$78	$78	$22	$(100)	$78
_________________

(a)
Revised to conform to current period presentation of equity in earnings of subsidiaries that reflects equity in earnings of subsidiaries within the guarantor and non-guarantor columns net of intercompany amounts.

(b)
The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.

Condensed Consolidating Balance Sheet as of March 31, 2015
(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$400	$59	$—	$459
Receivables, net of allowance for doubtful accounts	9	884	474	—	1,367
Short-term receivables from affiliates	—	35	—	(35)	—
Inventories	—	2,398	134	—	2,532
Prepayments and other current assets	51	158	15	(1)	223
Total Current Assets	60	3,875	682	(36)	4,581
Net Property, Plant and Equipment	—	5,775	3,405	—	9,180
Investment in Subsidiaries	6,742	351	—	(7,093)	—
Long-Term Receivables from Affiliates	2,450	—	—	(2,450)	—
Long-Term Intercompany Note Receivable	—	—	1,376	(1,376)	—
Other Noncurrent Assets:
Acquired intangibles, net	—	245	966	—	1,211
Other, net	6	1,048	257	—	1,311
Total Other Noncurrent Assets, Net	6	1,293	1,223	—	2,522
Total Assets	$9,258	$11,294	$6,686	$(10,955)	$16,283

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable	$—	$1,639	$502	$—	$2,141
Short-term payables to affiliates	—	—	35	(35)	—
Other current liabilities	193	535	137	(1)	864
Total Current Liabilities	193	2,174	674	(36)	3,005
Long-Term Payables to Affiliates	—	2,412	38	(2,450)	—
Deferred Income Taxes	1,121	—	—	—	1,121
Other Noncurrent Liabilities	446	431	64	—	941
Debt, net of unamortized issuance costs	1,581	37	2,520	—	4,138
Long-Term Intercompany Note Payable	1,376	—	—	(1,376)	—
Equity-Tesoro Corporation	4,541	6,240	853	(7,093)	4,541
Equity-Noncontrolling Interest	—	—	2,537	—	2,537
Total Liabilities and Equity	$9,258	$11,294	$6,686	$(10,955)	$16,283

Condensed Consolidating Balance Sheet as of December 31, 2014
(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$943	$57	$—	$1,000
Receivables, net of allowance for doubtful accounts	6	912	517	—	1,435
Short-term receivables from affiliates	—	84	—	(84)	—
Inventories	—	2,088	351	—	2,439
Prepayments and other current assets	71	115	16	(2)	200
Total Current Assets	77	4,142	941	(86)	5,074
Net Property, Plant and Equipment	—	5,666	3,379	—	9,045
Investment in Subsidiaries	6,592	362	—	(6,954)	—
Long-Term Receivables from Affiliates	2,427	—	—	(2,427)	—
Long-Term Intercompany Note Receivable	—	—	1,376	(1,376)	—
Other Noncurrent Assets:
Acquired intangibles, net	—	249	973	—	1,222
Other, net	6	893	251	—	1,150
Total Other Noncurrent Assets, Net	6	1,142	1,224	—	2,372
Total Assets	$9,102	$11,312	$6,920	$(10,843)	$16,491

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable	$1	$1,779	$690	$—	$2,470
Short-term payables to affiliates	—	—	84	(84)	—
Other current liabilities	148	717	133	(2)	996
Total Current Liabilities	149	2,496	907	(86)	3,466
Long-Term Payables to Affiliates	—	2,399	28	(2,427)	—
Deferred Income Taxes	1,098	—	—	—	1,098
Other Noncurrent Liabilities	447	296	47	—	790
Debt, net of unamortized issuance costs	1,578	39	2,544	—	4,161
Long-Term Intercompany Note Payable	1,376	—	—	(1,376)	—
Equity-Tesoro Corporation	4,454	6,082	872	(6,954)	4,454
Equity-Noncontrolling Interest	—	—	2,522	—	2,522
Total Liabilities and Equity	$9,102	$11,312	$6,920	$(10,843)	$16,491
Condensed Consolidating Statement of Cash Flows for the Three Months Ended March 31, 2015
(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantors	Eliminations	Consolidated
Cash Flows From (Used In) Operating Activities
Net cash from (used in) operating activities	$(10)	$(350)	$212	$—	$(148)
Cash Flows From (Used In) Investing Activities
Capital expenditures	—	(191)	(80)	—	(271)
Intercompany notes, net	106	—	—	(106)	—
Other investing activities	—	(2)	—	—	(2)
Net cash from (used in) investing activities	106	(193)	(80)	(106)	(273)
Cash Flows From (Used In) Financing Activities
Borrowings under revolving credit agreements	—	—	99	—	99
Repayments on revolving credit agreements	—	—	(124)	—	(124)
Dividend payments	(54)	—	—	—	(54)
Net proceeds from issuance of Tesoro Logistics LP common units	—	—	24	—	24
Distributions to noncontrolling interest	—	—	(44)	—	(44)
Purchases of common stock	(19)	—	—	—	(19)
Taxes paid related to net share settlement of equity awards	(39)	—	—	—	(39)
Net intercompany repayments	—	(37)	(69)	106	—
Distributions to TLLP unitholders and general partner	10	6	(16)	—	—
Other financing activities	6	31	—	—	37
Net cash used in financing activities	(96)	—	(130)	106	(120)
Increase (Decrease) in Cash And Cash Equivalents	—	(543)	2	—	(541)
Cash and Cash Equivalents, Beginning of Period	—	943	57	—	1,000
Cash and Cash Equivalents, End of Period	$—	$400	$59	$—	$459

Condensed Consolidating Statement of Cash Flows for the Three Months Ended March 31, 2014
(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantors	Eliminations	Consolidated
Cash Flows From (Used In) Operating Activities
Net cash from (used in) operating activities	$(17)	$154	$(287)	$—	$(150)
Cash Flows From (Used In) Investing Activities
Capital expenditures	—	(92)	(27)	—	(119)
Intercompany notes, net	168	—	—	(168)	—
Other investing activities	—	—	10	—	10
Net cash from (used in) investing activities	168	(92)	(17)	(168)	(109)
Cash Flows From (Used In) Financing Activities
Proceeds from debt offering	300	—	—	—	300
Repayments of debt	(300)	(1)	—	—	(301)
Dividend payments	(33)	—	—	—	(33)
Distributions to noncontrolling interest	—	—	(20)	—	(20)
Purchases of common stock	(100)	—	—	—	(100)
Net intercompany borrowings (repayments)	—	(501)	333	168	—
Premium paid on notes redemption	(19)	—	—	—	(19)
Distributions to TLLP unitholders and general partner	4	5	(9)	—	—
Other financing activities	(3)	—	(5)	—	(8)
Net cash from (used in) financing activities	(151)	(497)	299	168	(181)
Decrease in Cash And Cash Equivalents	—	(435)	(5)	—	(440)
Cash and Cash Equivalents, Beginning of Period	—	1,161	77	—	1,238
Cash and Cash Equivalents, End of Period	$—	$726	$72	$—	$798

CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Separate condensed consolidating financial information of Tesoro Corporation (the “Parent”), subsidiary guarantors and non-guarantors are presented below. At December 31, 2014, Tesoro and certain subsidiary guarantors have fully and unconditionally guaranteed our 2017 Notes, 2022 Notes, and 2024 Notes. TLLP, in which we had a 36% ownership interest as of December 31, 2014, and other subsidiaries have not guaranteed these obligations. As a result of these guarantee arrangements, we are required to present the following condensed consolidating financial information, which should be read in conjunction with the accompanying consolidated financial statements and notes thereto. This information is provided as an alternative to providing separate financial statements for guarantor subsidiaries. Separate financial statements of Tesoro’s subsidiary guarantors are not included because the guarantees are full and unconditional and these subsidiary guarantors are 100% owned and are jointly and severally liable for Tesoro’s outstanding senior notes. The information is presented using the equity method of accounting for investments in subsidiaries. Certain intercompany and intracompany transactions between subsidiaries are presented gross and eliminated in the eliminations column. Additionally, the results of operations of the Hawaii Business have been reported as discontinued operations in these condensed consolidating statements of operations and comprehensive income and condensed consolidating balance sheets for the years ended December 31, 2014, 2013 and 2012.
Condensed Consolidating Statement of Operations and
Comprehensive Income for the Year Ended December 31, 2014
(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantors	Eliminations	Consolidated
REVENUES	$—	$45,904	$6,147	$(11,418)	$40,633
COSTS AND EXPENSES:
Cost of sales	—	41,330	5,497	(11,136)	35,691
Operating, selling, general and administrative expenses	10	2,675	341	(282)	2,744
Depreciation and amortization expense	—	481	81	—	562
Loss on asset disposals and impairments	—	8	(4)	—	4
OPERATING INCOME (LOSS)	(10)	1,410	232	—	1,632
Equity in earnings of subsidiaries	876	48	—	(924)	—
Interest and financing costs, net	(39)	(126)	(70)	—	(235)
Equity in earnings of equity method investments	—	9	1	—	10
Other income, net	2	55	—	—	57
EARNINGS BEFORE INCOME TAXES	829	1,396	163	(924)	1,464
Income tax expense (benefit) (a)	(14)	521	40	—	547
NET EARNINGS FROM CONTINUING OPERATIONS	843	875	123	(924)	917
Loss from discontinued operations, net of tax	—	(29)	—	—	(29)
NET EARNINGS	843	846	123	(924)	888
Less: Net earnings from continuing operations attributable to noncontrolling interest	—	—	45	—	45
NET EARNINGS ATTRIBUTABLE TO TESORO CORPORATION	$843	$846	$78	$(924)	$843

COMPREHENSIVE INCOME
Total comprehensive income	$746	$846	$123	$(924)	$791
Less: Noncontrolling interest in comprehensive income	—	—	45	—	45
COMPREHENSIVE INCOME ATTRIBUTABLE TO TESORO CORPORATION	$746	$846	$78	$(924)	$746
________________

(a)
The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.

Condensed Consolidating Statement of Operations and
Comprehensive Income for the Year Ended December 31, 2013
(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantors	Eliminations	Consolidated
REVENUES	$—	$43,973	$4,697	$(11,069)	$37,601
COSTS AND EXPENSES:
Cost of sales	—	40,787	4,365	(11,067)	34,085
Operating, selling, general and administrative expenses	12	2,066	172	(2)	2,248
Depreciation and amortization expense	—	447	42	—	489
Loss on asset disposals and impairments	—	21	3	—	24
OPERATING INCOME (LOSS)	(12)	652	115	—	755
Equity in earnings (loss) of subsidiaries (a)	386	30	—	(416)	—
Interest and financing costs, net	(19)	(110)	(20)	—	(149)
Equity in earnings of equity method investments	—	11	—	—	11
Other expense, net	—	63	—	—	63
EARNINGS BEFORE INCOME TAXES	355	646	95	(416)	680
Income tax expense (benefit) (b)	(8)	243	11	—	246
NET EARNINGS FROM CONTINUING OPERATIONS	363	403	84	(416)	434
Earnings (loss) from discontinued operations, net of tax	49	(29)	—	—	20
NET EARNINGS	412	374	84	(416)	454
Less: Net earnings from continuing operations attributable to noncontrolling interest	—	—	42	—	42
NET EARNINGS ATTRIBUTABLE TO TESORO CORPORATION	$412	$374	$42	$(416)	$412

COMPREHENSIVE INCOME
Total comprehensive income	$497	$374	$84	$(416)	$539
Less: Noncontrolling interest in comprehensive income	—	—	42	—	42
COMPREHENSIVE INCOME ATTRIBUTABLE TO TESORO CORPORATION	$497	$374	$42	$(416)	$497
________________

(a)
Revised to conform to current period presentation of equity in earnings of subsidiaries that reflects equity in earnings of subsidiaries within the guarantor and non-guarantor columns net of intercompany amounts.

(b)
The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.

Condensed Consolidating Statement of Operations and
Comprehensive Income for the Year Ended December 31, 2012
(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantors	Eliminations	Consolidated
REVENUES	$—	$37,004	$2,906	$(10,101)	$29,809
COSTS AND EXPENSES:
Cost of sales	—	33,412	2,734	(10,101)	26,045
Operating, selling, general and administrative expenses	13	1,598	91	—	1,702
Depreciation and amortization expense	—	402	16	—	418
Loss on asset disposals and impairments	—	21	2	—	23
OPERATING INCOME (LOSS)	(13)	1,571	63	—	1,621
Equity in earnings (loss) of subsidiaries (a)	758	16	—	(774)	—
Interest and financing costs, net	(4)	(151)	(10)	—	(165)
Other income, net	—	(26)	—	—	(26)
EARNINGS BEFORE INCOME TAXES	741	1,410	53	(774)	1,430
Income tax expense (benefit) (b)	(2)	533	(4)	—	527
NET EARNINGS FROM CONTINUING OPERATIONS	743	877	57	(774)	903
Loss from discontinued operations, net of tax	—	(133)	—	—	(133)
NET EARNINGS	743	744	57	(774)	770
Less: Net earnings from continuing operations attributable to noncontrolling interest	—	—	27	—	27
NET EARNINGS ATTRIBUTABLE TO TESORO CORPORATION	$743	$744	$30	$(774)	$743

COMPREHENSIVE INCOME
Total comprehensive income	$681	$744	$57	$(774)	$708
Less: Noncontrolling interest in comprehensive income	—	—	27	—	27
COMPREHENSIVE INCOME ATTRIBUTABLE TO TESORO CORPORATION	$681	$744	$30	$(774)	$681
________________

(a)
Revised to conform to current period presentation of equity in earnings of subsidiaries that reflects equity in earnings of subsidiaries within the guarantor and non-guarantor columns net of intercompany amounts.

(b)
The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.

Condensed Consolidating Balance Sheet as of December 31, 2014
(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$943	$57	$—	$1,000
Receivables, less allowance for doubtful accounts	6	912	517	—	1,435
Short-term receivables from affiliates	—	84	—	(84)	—
Inventories	—	2,088	351	—	2,439
Prepayments and other current assets	71	115	16	(2)	200
Total Current Assets	77	4,142	941	(86)	5,074
Net Property, Plant and Equipment	—	5,666	3,379	—	9,045
Investment in Subsidiaries	6,592	362	—	(6,954)	—
Long-Term Receivables from Affiliates	2,427	—	—	(2,427)	—
Long-Term Intercompany Note Receivable	—	—	1,376	(1,376)	—
Other Noncurrent Assets:
Acquired intangibles, net	—	249	973	—	1,222
Other, net	6	893	251	—	1,150
Total Other Noncurrent Assets	6	1,142	1,224	—	2,372
Total Assets	$9,102	$11,312	$6,920	$(10,843)	$16,491

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable	$1	$1,779	$690	$—	$2,470
Other current liabilities	148	717	133	(2)	996
Short-term payables to affiliates	—	—	84	(84)	—
Total Current Liabilities	149	2,496	907	(86)	3,466
Long-Term Payables to Affiliates	—	2,399	28	(2,427)	—
Deferred Income Taxes	1,098	—	—	—	1,098
Other Noncurrent Liabilities	447	296	47	—	790
Debt	1,578	39	2,544	—	4,161
Long-Term Intercompany Note Payable	1,376	—	—	(1,376)	—
Equity-Tesoro Corporation	4,454	6,082	872	(6,954)	4,454
Equity-Noncontrolling Interest	—	—	2,522	—	2,522
Total Liabilities and Equity	$9,102	$11,312	$6,920	$(10,843)	$16,491

Condensed Consolidating Balance Sheet as of December 31, 2013
(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$1,161	$77	$—	$1,238
Receivables, less allowance for doubtful accounts	12	1,182	119	—	1,313
Short-term receivables from affiliates	—	—	43	(43)	—
Inventories	—	2,041	524	—	2,565
Prepayments and other current assets	109	89	14	(2)	210
Total Current Assets	121	4,473	777	(45)	5,326
Net Property, Plant and Equipment	—	5,428	1,447	—	6,875
Investment in Subsidiaries (a)	5,242	342	—	(5,584)	—
Long-Term Receivables from Affiliates	3,080	—	—	(3,080)	—
Long-Term Intercompany Note Receivable	—	—	1,134	(1,134)	—
Other Noncurrent Assets:
Acquired intangibles, net	—	263	—	—	263
Other, net	8	829	15	—	852
Total Other Noncurrent Assets	8	1,092	15	—	1,115
Total Assets	$8,451	$11,335	$3,373	$(9,843)	$13,316

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable	$1	$2,110	$485	$—	$2,596
Other current liabilities	112	636	66	(2)	812
Short-term payables to affiliates	—	43	—	(43)	—
Total Current Liabilities	113	2,789	551	(45)	3,408
Long-Term Payables to Affiliates	—	2,939	141	(3,080)	—
Deferred Income Taxes	1,018	—	—	—	1,018
Other Noncurrent Liabilities	320	327	8	—	655
Debt	1,564	45	1,141	—	2,750
Long-Term Intercompany Note Payable	1,134	—	—	(1,134)	—
Equity-Tesoro Corporation (a)	4,302	5,235	349	(5,584)	4,302
Equity-Noncontrolling Interest	—	—	1,183	—	1,183
Total Liabilities and Equity	$8,451	$11,335	$3,373	$(9,843)	$13,316
________________

(a)	Revised to conform to current period presentation that reflects investment in subsidiary and equity amounts within the guarantor and non-guarantor columns net of intercompany amounts.
Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2014
(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantors	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash from operating activities	$9	$1,112	$243	$—	$1,364
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Capital expenditures	—	(465)	(220)	—	(685)
Acquisitions	—	(17)	(2,479)	—	(2,496)
Intercompany notes, net	399	—	—	(399)	—
Other investing activities	—	(1)	10	—	9
Net cash from (used in) investing activities	399	(483)	(2,689)	(399)	(3,172)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Borrowings under revolving credit agreements	—	—	646	—	646
Repayments on revolving credit agreements	—	—	(386)	—	(386)
Proceeds from debt offering	300	—	1,300	—	1,600
Repayments of debt	(300)	(3)	(131)	—	(434)
Dividend payments	(141)	—	—	—	(141)
Proceeds from stock options exercised	19	—	—	—	19
Net proceeds from issuance of Tesoro Logistics LP common units	—	—	949	—	949
Distributions to noncontrolling interest	—	—	(96)	—	(96)
Purchases of common stock	(500)	—	—	—	(500)
Taxes paid related to net share settlement of equity awards	(22)	—	—	—	(22)
Net intercompany borrowings	—	(885)	486	399	—
Borrowings from general partner	243	—	(243)	—	—
Distributions to TLLP unitholders and general partner	22	21	(43)	—	—
Payments of debt issuance costs	(5)	—	(19)	—	(24)
Excess tax benefits from stock-based compensation arrangements	—	20	—	—	20
Other financing activities	(24)	—	(37)	—	(61)
Net cash from (used in) financing activities	(408)	(847)	2,426	399	1,570
DECREASE IN CASH AND CASH EQUIVALENTS	—	(218)	(20)	—	(238)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	—	1,161	77	—	1,238
CASH AND CASH EQUIVALENTS, END OF PERIOD	$—	$943	$57	$—	$1,000

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2013
(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantors	Eliminations	Consolidated
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net cash from (used in) operating activities	$(53)	$734	$178	$—	$859
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Capital expenditures	—	(496)	(74)	—	(570)
Acquisitions	—	(1,838)	(714)	—	(2,552)
Proceeds from sale of Hawaii Business	539	—	—	—	539
Intercompany notes, net	(1,405)	—	—	1,405	—
Other investing activities	—	1	5	—	6
Net cash used in investing activities	(866)	(2,333)	(783)	1,405	(2,577)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Borrowings under revolving credit agreements	1,524	—	544	—	2,068
Repayments on revolving credit agreements	(1,524)	—	(544)	—	(2,068)
Borrowings under term loan credit agreements	500	—	—	—	500
Proceeds from debt offering	—	—	806	—	806
Repayments of debt	(102)	(4)	—	—	(106)
Dividend payments	(121)	—	—	—	(121)
Proceeds from stock options exercised	72	—	—	—	72
Net proceeds from issuance of Tesoro Logistics LP common units	—	—	702	—	702
Distributions to noncontrolling interest	—	—	(59)	—	(59)
Purchases of common stock	(440)	—	—	—	(440)
Taxes paid related to net share settlement of equity awards	(6)	—	—	—	(6)
Net intercompany borrowings (repayments)	—	1,491	(86)	(1,405)	—
Borrowings from general partner	1,024	—	(1,024)	—	—
Distributions to TLLP unitholders and general partner	14	17	(31)	—	—
Payments of debt issuance costs	—	—	(13)	—	(13)
Excess tax benefits from stock-based compensation arrangements	—	12	—	—	12
Other financing activities	(22)	—	(8)	—	(30)
Net cash from financing activities	919	1,516	287	(1,405)	1,317
DECREASE IN CASH AND CASH EQUIVALENTS	—	(83)	(318)	—	(401)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	—	1,244	395	—	1,639
CASH AND CASH EQUIVALENTS, END OF PERIOD	$—	$1,161	$77	$—	$1,238

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2012
(In millions)

	Parent	Guarantor Subsidiaries	Non- Guarantors	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash from operating activities	$5	$1,539	$41	$—	$1,585
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Capital expenditures	—	(494)	(35)	—	(529)
Acquisitions	—	(130)	(40)	—	(170)
Intercompany notes, net	399	—	—	(399)	—
Other investing activities	—	3	—	—	3
Net cash from (used in) investing activities	399	(621)	(75)	(399)	(696)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from debt offering	925	—	350	—	1,275
Borrowings under revolving credit agreements	—	—	185	—	185
Repayments on revolving credit agreements	—	—	(352)	—	(352)
Repayments of debt	(1,223)	(2)	—	—	(1,225)
Dividend payments	(38)	—	—	—	(38)
Proceeds from stock options exercised	34	—	—	—	34
Net proceeds from issuance of Tesoro Logistics LP common units	—	—	171	—	171
Distributions to noncontrolling interest	—	—	(26)	—	(26)
Purchases of common stock	(126)	—	—	—	(126)
Taxes paid related to net share settlement of equity awards	(5)	—	—	—	(5)
Net intercompany borrowings (repayments)	—	(498)	99	399	—
Borrowings from general partner	60	—	(60)	—	—
Distributions to TLLP unitholders and general partner	11	13	(24)	—	—
Payments of debt issuance costs	(16)	—	(8)	—	(24)
Excess tax benefits from stock-based compensation arrangements	—	8	—	—	8
Other financing activities	(26)	—	(1)	—	(27)
Net cash from (used in) financing activities	(404)	(479)	334	399	(150)
INCREASE IN CASH AND CASH EQUIVALENTS	—	439	300	—	739
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	—	805	95	—	900
CASH AND CASH EQUIVALENTS, END OF PERIOD	$—	$1,244	$395	$—	$1,639